Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes
Schedule of reconciliation of the income tax benefit at the federal statutory tax rate to effective income tax rate

	As of
	December 31,
	2017	2016	2015
Statutory tax rate	34.00%	34.00%	34.00%
State tax, net of federal benefit	4.08%	2.63%	4.33%
Research and development credit	1.87%	1.34%	0.85%
Orphan drug credit	2.29%	2.15%	1.91%
Non deductible deferred issuance costs	—%	(2.40)%	—%
Tax law change	(27.98)%	—%	—%
Stock compensation	(1.84)%	—%	—%
Investor instrument revaluation	(1.88)%	—%	—%
Non deductible warrant expense	—%	—%	(2.82)%
Other	(0.07)%	(1.32)%	(2.23)%
Change in valuation allowance	(10.47)%	(36.40)%	(36.04)%
Effective tax rate	—%	—%	—%

Schedule of principal components of deferred tax assets

	As of
	December 31,
	2017	2016
Deferred tax assets:
Net operating loss carryforwards	$18,325	$17,248
Research and development credits	2,317	1,214
Orphan drug credit	2,333	1,164
Capitalized license fee	500	600
Other	599	262
Total gross deferred tax assets	24,074	20,488
Valuation allowance	(24,074)	(20,488)
Net deferred tax assets	$—	$—